Average Annual Total Returns{- Fidelity Series Investment Grade Securitized Fund} - 08.31 Fidelity Series Investment Grade Securitized Fund PRO-03 - Fidelity Series Investment Grade Securitized Fund	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Past 1 year	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Since Inception		LB371 Past 1 year	LB371 Since Inception
Total	6.68%	5.95%	[1]	5.04%	4.40%	[1]	3.94%	3.88%	[1]	6.44%	5.87%	[1]

[1]	(a)From August 17, 2018